Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Feb. 29, 2024	Dec. 20, 2023
C000246579 [Member]
Account Value [Line Items]
Account Value	$ 10,680	$ 10,342	$ 10,000
Bloomberg US Aggregate Equity Index [Member]
Account Value [Line Items]
Account Value	11,101	10,743	10,000
Bloomberg US 2500 Index [Member]
Account Value [Line Items]
Account Value	$ 10,601	$ 10,460	$ 10,000